Short-Term Borrowings (Details)															12 Months Ended
		Nov. 19, 2025 CNY (¥)	Nov. 19, 2025 USD ($)	Oct. 29, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Nov. 15, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Nov. 14, 2023 USD ($)	Mar. 15, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 26, 2025	Oct. 29, 2025 USD ($)
Short-Term Borrowings [Line Items]
Short-term borrowings maturity period				1 year											1 year	1 year
Short term borrowings															¥ 22,203,903		¥ 10,497,682		$ 3,158,989
Short term maturity												one year term
Interest rate																	0.00%
Weighted average interest rate															3.50%		4.91%	4.93%	3.50%
Interest expenses															¥ 678,305	$ 96,504	¥ 946,749	¥ 649,517
Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Repaid amount										¥ 1,000,000
New Loan Agreement [Member]
Short-Term Borrowings [Line Items]
Interest rate												4.25%			3.90%				3.90%
Repaid amount											¥ 3,000,000
JYD WLKJ [Member]
Short-Term Borrowings [Line Items]
Outstanding amount															¥ 3,513,903	499,929
Withdrew amount															1,905,769				$ 271,137
Repaid amount															¥ 1,893,804	$ 269,435
JYD HQ [Member] | Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate														4.65%
JYD DS [Member]
Short-Term Borrowings [Line Items]
Outstanding amount																	2,990,000
JYD DS [Member] | Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate															3.80%				3.80%
JYD DS [Member] | New Loan Agreement [Member]
Short-Term Borrowings [Line Items]
Interest rate											4.25%
JYD DS [Member] | Xiaogang Geng and Xiaohua Jia [Member]
Short-Term Borrowings [Line Items]
Repaid amount																	10,000
JYD BG [Member] | Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate										4.25%
Industrial and Commercial Bank of China [Member]
Short-Term Borrowings [Line Items]
Short term borrowings	[1]														¥ 10,690,000		6,990,000		$ 1,520,885
Industrial and Commercial Bank of China [Member] | JYD HQ [Member]
Short-Term Borrowings [Line Items]
Short term borrowings														¥ 3,000,000
Short term maturity														half-year term
Bank of China Shenzhen Nantou Branch [Member]
Short-Term Borrowings [Line Items]
Interest rate				2.90%																	2.90%
Repaid amount | $			$ 284,544
Loan amount				¥ 3,000,000																	$ 426,815
Bank of China Shenzhen Nantou Branch [Member] | New Loan Agreement [Member]
Short-Term Borrowings [Line Items]
Repaid amount												¥ 3,000,000
JYD NJWL [Member] | Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate							3.10%	3.10%												3.10%
Repaid amount							¥ 4,700,000	$ 668,677
JYD WLKJ [Member]
Short-Term Borrowings [Line Items]
Short-term borrowings maturity period															1 year	1 year
Interest rate															2.90%				2.90%
Repaid amount		¥ 2,000,000			¥ 3,000,000	$ 426,815
Bank of Ningbo [Member]
Short-Term Borrowings [Line Items]
Short term borrowings	[2]														¥ 3,513,903		3,507,682		$ 499,929
Outstanding amount																	¥ 3,507,682
Maximum outstanding amount (in Dollars) | $									$ 500,000				$ 1,000,000
Interest rate													6.50%
Weighted average interest rate									6.23%

[1]

On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) for a loan of RMB3,000,000 with a half-year term with an annual interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. In March 2024, the loan was fully repaid and JYD HQ entered into a new loan agreement for a loan of RMB3,000,000 with one year term and annual interest rate of 4.25%, due in March 2025. The loan was further renewed for another year in March 2025 with annual interest rate of 3.9%.

In June 2024, JYD DS entered into a series of loan agreements with ICBC for a loan of RMB 3,000,000 with annual interest rate of 4.25%, due in May 2025. During the year ended December 31, 2024, RMB10,000 was repaid and RMB2,990,000 was outstanding as of December 31, 2024. The loans were renewed for another year in May 2025 with annual interest rate of 3.8%.

In July 2024, JYD BG entered into a loan agreement with ICBC for a loan of RMB1,000,000 with annual interest rate of 4.25%, due in May 2025. The loan was fully repaid when it was due in 2025.

In January 2025, JYD NJWL entered into a loan agreement with ICBC for a loan of RMB4,700,000 (US$668,677) with an annual interest rate of 3.1%. The loan was not collateralized, and was guaranteed by JYD WLKJ, the legal representative of JYD NJWL and his wife. The loan was originally due in January 2026. On December 26, 2025, the loan was renewed for an additional one-year term at the same annual interest rate of 3.1%.

[2]

On November 14, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD1,000,000 with an annual interest rate of 6.5%. The loan was guaranteed by JYD WLKJ and was not secured by any collateral. The loan was fully repaid when it is due in November 2024.

On November 15, 2024, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD500,000 with an average interest rate of 6.23%. As of December 31, 2024, RMB3,507,682 was outstanding. During the year ended December 31, 2025, RMB1,905,769 (US$271,137) was withdrawn and RMB1,893,804 (US$269,435) was repaid. As of December 31, 2025, RMB3,513,903 (US$499,929) was outstanding.